The Company (Details) - Allocation of proceeds to the new securities issued (USD $)	0 Months Ended	9 Months Ended
	May 27, 2011	Sep. 30, 2013
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value	$ 30,550,000	$ 15,037,500
Issuance Cost		(2,791,359)
Reallocation
Final Allocation		12,246,141
Shares of Common Stock [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value		9,216,422
Issuance Cost		(1,710,813)
Reallocation		(7,505,609)
Final Allocation
Warrant [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value		3,274,048
Issuance Cost		(607,750)
Reallocation		(2,666,298)
Final Allocation
Common Stock at Par Value [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value
Issuance Cost
Reallocation		5,894
Final Allocation		5,894
Additional Paid-in Capital [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value
Issuance Cost
Reallocation		10,166,013
Final Allocation		10,166,013
Series 1 Convertible Preferred Stock [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value		2,547,030
Issuance Cost		(472,796)
Reallocation
Final Allocation		$ 2,074,234